LAND USE RIGHTS (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 Land use right CNY item	Dec. 31, 2013 Land use right CNY	Dec. 31, 2012 Land use right CNY	Dec. 31, 2014 Land use right Shanghai CNY sqm	Dec. 31, 2014 Land use right Nantong CNY sqm	Dec. 31, 2014 Land use right Chengdu CNY sqm
Intangible assets
Number of land use rights					3
Cost								68	49	10
Square meters								17,000	19,500	9,000
Use right years								50 years	40 years	50 years
Amortization expense of land use right	5,426,102	7,363,364	7,736,767		2,900,000	3,200,000	2,800,000
Net book value	104,568,868	107,476,794		$ 16,853,442